Putnam Investments
100 Federal Street
Boston, MA 02110
July 2, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Retirement Advantage 2020 Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement
Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040
Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam
Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund and Putnam Retirement
Advantage Maturity Fund (collectively, the “Funds”), each a series of Putnam Target Date Funds
(Reg. Nos. (333-117134) (811-21598) (the “Trust”) Post-Effective Amendment No. 35 to Registration
Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission. The Amendment is being filed for the purpose of registering new classes of shares of the Funds, class A, C, R, R3, R4, R5, and Y shares. The Amendment relates solely to the new classes of the Funds, and nothing contained therein is intended to amend or supersede any prior filing relating to other classes of the Fund or any other series of the Trust. The disclosure included in the Amendment is otherwise consistent in all material respects with that included in the most recent Post-Effective Amendment on Form N-1A dated December 30, 2019 and filed with the Securities and Exchange Commission on December 30, 2019. The Amendment is expected to become effective on September 1, 2020.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 10044.

Very truly yours,

Caitlin Robinson
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP